Financial instruments (Liquidity Risk Tables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Committed and outstanding	$ 1,784,174	$ 997,000
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	2,394,884	$ 1,439,343
Contractual cash flows	2,407,411
Total interest payments on long-term debt	299,775
Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	1,094,188
Total interest payments on long-term debt	85,322
Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	805,112
Total interest payments on long-term debt	121,213
Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	403,423
Total interest payments on long-term debt	21,980
Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	104,688
Total interest payments on long-term debt	71,260
Accounts Payable And Accrued Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	577,550
Contractual cash flows	577,550
Accounts Payable And Accrued Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	577,550
Accounts Payable And Accrued Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	1,784,174
Contractual cash flows	1,794,580
Long-Term Debt [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,000
Long-Term Debt [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	794,580
Long-Term Debt [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	400,000
Long-Term Debt [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	100,000
Foreign currency contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	16,525
Contractual cash flows	16,525
Foreign currency contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	11,762
Foreign currency contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	4,763
Foreign currency contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Foreign currency contracts [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Interest rate contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	5,819
Contractual cash flows	5,819
Interest rate contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,576
Interest rate contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,437
Interest rate contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	806
Interest rate contracts [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Lease Obligation [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	10,816
Contractual cash flows	12,937
Lease Obligation [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,300
Lease Obligation [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,332
Lease Obligation [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,617
Lease Obligation [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	4,688
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,000,000
Committed and outstanding	0
Available borrowing facility	1,000,000
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,771,663
Committed and outstanding	1,383,689
Available borrowing facility	$ 387,974